Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Leasehold improvements	$ 87,687	$ 87,687
Furniture, fixture and office equipment	34,933	26,050
Computer equipment	65,280	38,004
Motor vehicle	284,610	284,610
Less: accumulated depreciation	(187,549)	(106,766)
Total property and equipment, net	$ 284,961	$ 329,585